Offerings - Offering: 1	Sep. 23, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, no par value
Amount Registered | shares	1,967,018
Maximum Aggregate Offering Price	$ 110,299,932.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 15,232.42
Offering Note	Represents the maximum number of shares of common stock of First Bancorp that may be issued to holders of shares of common stock of First Carolina Bancshares Corporation in the merger described herein.

Estimated solely for purposes of calculating the amount of the registration fee pursuant to Rule 457(f)(2) under the Securities Act of 1933, as amended, based upon the book value per share of 135,339 shares of First Carolina Bancshares Corporation common stock expected to be exchanged for First Bancorp’s common stock in connection with the merger, as of June 30, 2026, of $814.99 per share. The registration fee was recalculated as follows: The market value of the (First Carolina Bancshares Corporation) securities to be received by First Bancorp equals 135,339 x $814.99 = $110,299,932.

Computed pursuant to Rule 457(f)(2) of the Securities Act, based on a rate of $138.10 per $1,000,000 of the proposed maximum aggregate offering price. The rate of $138.10 per $1,000,000 results in a filing fee of $15,232.42.